SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of WVAS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenues	$ 179,113,428	$ 227,595,969	$ 173,653,795
WVAS [Member]
Revenue from External Customer [Line Items]
Revenues	49,421,487	64,459,705	62,953,219
WVAS [Member] | SMS [Member]
Revenue from External Customer [Line Items]
Revenues	21,336,865	31,922,975	31,844,446
WVAS [Member] | IVR [Member]
Revenue from External Customer [Line Items]
Revenues	3,957,328	13,210,504	14,658,612
WVAS [Member] | MMS [Member]
Revenue from External Customer [Line Items]
Revenues	945,771	968,026	1,096,133
WVAS [Member] | WAP [Member]
Revenue from External Customer [Line Items]
Revenues	366,180	364,750	708,984
WVAS [Member] | CRBT and Others [Member]
Revenue from External Customer [Line Items]
Revenues	$ 22,815,343	$ 17,993,450	$ 14,645,044